Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	Horizon Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001643174
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 20, 2021
Document Effective Date	dei_DocumentEffectiveDate	Apr. 20, 2021
Prospectus Date	rr_ProspectusDate	Mar. 30, 2021
Horizon Active Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Active Dividend Fund Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The MSCI World High Dividend Yield Index has replaced the S&P Global 100 Index as the Fund’s primary benchmark index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. Investors cannot directly invest in an index.

The S&P Global 100 Index measures the performance of multi-national, blue chip companies of major importance in the global equity markets. Investors cannot directly invest in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Active Dividend Fund during the periods shown.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HORIZON FUNDS

Horizon Active Dividend Fund (the “Fund”)

Supplement dated April 20, 2021

to the Prospectus dated March 30, 2021

This supplement amends the Prospectus of the Horizon Active Dividend Fund dated March 30, 2021, as previously supplemented.

PROSPECTUS

Horizon Active Dividend Fund

The sub-section entitled “Summary Section— Horizon Active Dividend Fund—Performance” is revised to include the MSCI World High Dividend Yield Index as the Fund’s primary benchmark index. The Average Annual Total Returns table on page 28 is hereby replaced with the following:

Horizon Active Dividend Fund | MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.95%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.83%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2016
Horizon Active Dividend Fund | S&P Global 100 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.68%
Since Inception	rr_AverageAnnualReturnSinceInception	15.44%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2016
Horizon Active Dividend Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2016
Horizon Active Dividend Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2016
Horizon Active Dividend Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2016
Horizon Active Dividend Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 20, 2017

[1]	The MSCI World High Dividend Yield Index has replaced the S&P Global 100 Index as the Fund’s primary benchmark index. The Adviser believes that the new index is more appropriate given the Fund’s holdings.
[2]	Investor Class shares commenced operations on December 28, 2016. Advisor Class shares commenced operations on June 20, 2017. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.